Earnings Per Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unit options and warrants
Earnings per share reconciliation
Weighted average anti-dilutive unit equivalents excluded from computation of earnings per unit (in units)										1,000,000
Linn Energy, LLC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss) allocated to units	$ (30,060)	$ 345,157	$ (221,885)	$ (430,005)	$ 237,086	$ (6,202)	$ 123,272	$ 230,884	$ 93,212	$ (199,121)	$ (386,616)	$ 438,439	$ (114,288)
Income allocated to unvested restricted units	(1,266)	(2,629)	(1,301)	(1,398)	(2,232)	(1,375)	(2,599)	(2,735)	(3,796)	(4,165)	(4,575)	(4,739)	0
Net income (loss) available to common unitholders, basic	$ (31,326)	$ 342,528	$ (223,186)	$ (431,403)	$ 234,854	$ (7,577)	$ 120,673	$ 228,149	$ 89,416	$ (203,286)	$ (391,191)	$ 433,700	$ (114,288)
Weighted average units outstanding
Weighted average units outstanding – Basic (in units)	233,552,000	233,448,000	233,176,000	197,675,000	197,507,000	193,256,000	233,313,000	195,382,000	233,393,000	196,152,000	203,775,000	172,004,000	142,535,000
Dilutive effect of unit equivalents (in units)	0	462,000	0	0	653,000	0	487,000	657,000	372,000	0	0	725,000	0
Weighted average units outstanding – Diluted (in units)	233,552,000	233,910,000	233,176,000	197,675,000	198,160,000	193,256,000	233,800,000	196,039,000	233,765,000	196,152,000	203,775,000	172,729,000	142,535,000
Earnings per share reconciliation
Basic net income (loss) per unit (in usd per unit)	$ (0.13)	$ 1.47	$ (0.96)	$ (2.18)	$ 1.19	$ (0.04)	$ 0.52	$ 1.17	$ 0.38	$ (1.04)	$ (1.92)	$ 2.52	$ (0.80)
Dilutive effect of unit equivalents (in usd per unit)	$ 0	$ (0.01)	$ 0	$ 0.00	$ 0.00	$ 0.00	$ 0	$ (0.01)	$ 0	$ 0.00	$ 0.00	$ (0.01)	$ 0
Diluted net income (loss) per unit (in usd per unit)	$ (0.13)	$ 1.46	$ (0.96)	$ (2.18)	$ 1.19	$ (0.04)	$ 0.52	$ 1.16	$ 0.38	$ (1.04)	$ (1.92)	$ 2.51	$ (0.80)
Linn Energy, LLC [Member] | Unit options and warrants
Earnings per share reconciliation
Weighted average anti-dilutive unit equivalents excluded from computation of earnings per unit (in units)	4,000,000	3,000,000	5,000,000	1,000,000	0	2,000,000	3,000,000	0	3,000,000		2,000,000	0	2,000,000